Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Comm. Social Resp.	Total Payments
Upstream
Total		$ 1,121,090	$ 1,040	$ 65,410	$ 15,570		$ 1,000	$ 1,204,110
Upstream | ABARCO
Total		6,540						6,540
Upstream | ACAE SAN MIGUEL
Total		2,350						2,350
Upstream | AKACIAS
Total		25,890		60,480				86,370
Upstream | APIAY
Total		3,020						3,020
Upstream | APIAY ESTE
Total		840						840
Upstream | AREA TECA-COCORNA
Total		5,490						5,490
Upstream | ARRAYAN
Total		550						550
Upstream | AULLADOR
Total		700						700
Upstream | AUSTRAL
Total		500						500
Upstream | BALCON
Total		4,980						4,980
Upstream | BONANZA
Total		3,630						3,630
Upstream | BRISAS
Total		830						830
Upstream | CAIPAL
Total		2,100						2,100
Upstream | CANO SUR ESTE
Total		48,890						48,890
Upstream | CARIBE
Total		2,800						2,800
Upstream | CASABE
Total		23,170						23,170
Upstream | CASABE SUR
Total		4,300						4,300
Upstream | CASTILLA
Total		111,350						111,350
Upstream | CASTILLA ESTE
Total		310						310
Upstream | CASTILLA NORTE
Total		68,420						68,420
Upstream | CHICHIMENE
Total		60,960						60,960
Upstream | CHICHIMENE SW
Total		26,670						26,670
Upstream | CHURUYACO
Total		220						220
Upstream | CRISTALINA
Total		750						750
Upstream | CUPIAGUA
Total		16,600	520					17,120
Upstream | CUPIAGUA LIRIA
Total		9,620						9,620
Upstream | CUPIAGUA SUR
Total		2,860						2,860
Upstream | CUSIANA
Total		6,420	520					6,940
Upstream | CUSIANA NORTE
Total		1,600						1,600
Upstream | DINA CRETACEOS
Total		1,650						1,650
Upstream | DINA NORTE
Total		560						560
Upstream | DINA TERCIARIOS
Total		13,520						13,520
Upstream | FLAMENCOS
Total		1,490						1,490
Upstream | FLORENA
Total		4,410						4,410
Upstream | FLORENA MIRADOR
Total		5,640						5,640
Upstream | GARZAS
Total		2,180						2,180
Upstream | GAVAN
Total		1,430						1,430
Upstream | GIBRALTAR
Total		1,570						1,570
Upstream | GIRASOL
Total		6,620						6,620
Upstream | GUATIQUIA
Total		2,230						2,230
Upstream | INFANTAS
Total		18,800						18,800
Upstream | JAZMIN
Total		17,650						17,650
Upstream | LA CIRA
Total		55,460						55,460
Upstream | LA JAGUA
Total		310						310
Upstream | LIBERTAD
Total		250						250
Upstream | LIBERTAD NORTE
Total		390						390
Upstream | LISAMA
Total		2,950						2,950
Upstream | LLANITO UNIFICADO
Total		16,800						16,800
Upstream | LOMA LARGA
Total		740						740
Upstream | Lorito
Total		590						590
Upstream | LORO
Total		1,150						1,150
Upstream | MANSOYA
Total		900						900
Upstream | MORICHE
Total		22,620						22,620
Upstream | NARE SUR
Total		1,410						1,410
Upstream | NUTRIA
Total		3,980						3,980
Upstream | ORITO
Total		8,250						8,250
Upstream | PACHAQUIARO
Total		390						390
Upstream | PALAGUA
Total		14,290						14,290
Upstream | PALERMO - SANTA CLARA UNIFICADO
Total		3,680						3,680
Upstream | PALOGRANDE
Total		4,390						4,390
Upstream | PAUTO SUR
Total		48,410						48,410
Upstream | PAUTO SUR RECETOR
Total		2,590						2,590
Upstream | PENAS BLANCAS
Total		3,740						3,740
Upstream | PROVINCIA
Total		8,990					160	9,150
Upstream | QURIYANA
Total		1,110						1,110
Upstream | RECETOR WEST
Total		590						590
Upstream | RIO CEIBAS
Total		4,910						4,910
Upstream | RUBIALES
Total		284,070					160	284,230
Upstream | SAN ANTONIO
Total		470						470
Upstream | SAN FRANCISCO
Total		23,430						23,430
Upstream | SAN ROQUE
Total		2,540						2,540
Upstream | SARDINATA
Total		590						590
Upstream | SAURIO
Total		420						420
Upstream | SUCIO
Total		440						440
Upstream | SUCUMBIOS
Total		840						840
Upstream | SURIA
Total		6,030						6,030
Upstream | SURIA SUR
Total		1,130						1,130
Upstream | TANANE
Total		110						110
Upstream | TELLO
Total		10,010						10,010
Upstream | TEMPRANILLO UNIFICADO
Total		670						670
Upstream | TENAY
Total		710						710
Upstream | TESORO
Total		1,030						1,030
Upstream | TIBU
Total		4,120					110	4,230
Upstream | TINAMU
Total		340						340
Upstream | TISQUIRAMA
Total		4,080						4,080
Upstream | UNDERRIVER
Total		4,480						4,480
Upstream | UNIFICADO PALOGRANDE
Total		4,190						4,190
Upstream | YAGUARA
Total		9,900						9,900
Upstream | YARIGUI-CANTAGALLO
Total		32,490						32,490
Upstream | BLOQUE LLA-121
Total				170				170
Upstream | GUAOFF 1
Total				610				610
Upstream | GUAOFF 10
Total				160				160
Upstream | VMM 65
Total				140				140
Upstream | VMM 14-1
Total				110				110
Upstream | BLOQUE CPO-9
Total				1,990				1,990
Upstream | Huila and Putumayo Fields
Total							460	460
Upstream | Cano Sur
Total				970	$ 15,570			16,540
Upstream | Vicepresidencia Regional OrinoquIa
Total				$ 780				780
Upstream | La Cira Infantas
Total							$ 110	110
Ecopetrol America LLC
Total		17,600						17,600
Ecopetrol America LLC | Dalmatian
Total		2,420						2,420
Ecopetrol America LLC | Esox
Total		1,960						1,960
Ecopetrol America LLC | Gunflint
Total		8,300						8,300
Ecopetrol America LLC | K2
Total		4,920						4,920
Hocol
Total	$ 98,060	74,340						172,400
Hocol | Hocol
Total	98,060							98,060
Hocol | Chenche
Total		110						110
Hocol | Espinal
Total		150						150
Hocol | Ortega
Total		1,090						1,090
Hocol | Toldado
Total		1,180						1,180
Hocol | Totare
Total		680						680
Hocol | Toy
Total		380						380
Hocol | Ocelote
Total		18,290						18,290
Hocol | Guarrojo
Total		1,010						1,010
Hocol | Rio Saldana
Total		2,410						2,410
Hocol | Santiago
Total		3,680						3,680
Hocol | Toqui Toqui
Total		2,060						2,060
Hocol | Matachin Norte
Total		5,660						5,660
Hocol | Matachin Sur
Total		990						990
Hocol | Purificacion
Total		550						550
Hocol | La Canada
Total		2,210						2,210
Hocol | La Hocha
Total		1,000						1,000
Hocol | Cicuco
Total		2,800						2,800
Hocol | La Punta
Total		130						130
Hocol | Santo Domingo
Total		750						750
Hocol | Pintado
Total		2,210						2,210
Hocol | Arjona
Total		300						300
Hocol | Guajira
Total		18,700						18,700
Hocol | Saman
Total		4,000						4,000
Hocol | SSJN1
Total		2,400						2,400
Hocol | VIM8
Total		1,600						1,600
Transition Energies
Total		268,080				$ 2,680		270,760
Transition Energies | CAIPAL
Total		330						330
Transition Energies | CHICHIMENE
Total		330						330
Transition Energies | CUPIAGUA
Total		26,560						26,560
Transition Energies | CUPIAGUA LIRIA
Total		18,050						18,050
Transition Energies | CUPIAGUA SUR
Total		50,100						50,100
Transition Energies | CUSIANA
Total		52,700						52,700
Transition Energies | CUSIANA NORTE
Total		32,760						32,760
Transition Energies | DINA CRETACEOS
Total		210						210
Transition Energies | DINA TERCIARIOS
Total		430						430
Transition Energies | FLAMENCOS
Total		1,580						1,580
Transition Energies | GIBRALTAR
Total		3,360						3,360
Transition Energies | LA CIRA
Total		300						300
Transition Energies | LISAMA
Total		490						490
Transition Energies | LLANITO UNIFICADO
Total		240						240
Transition Energies | NUTRIA
Total		710						710
Transition Energies | ORITO
Total		380						380
Transition Energies | PALAGUA
Total		940						940
Transition Energies | PALERMO - SANTA CLARA UNIFICADO
Total		130						130
Transition Energies | PALOGRANDE
Total		210						210
Transition Energies | PAUTO SUR
Total		52,330						52,330
Transition Energies | PENAS BLANCAS
Total		110						110
Transition Energies | PROVINCIA
Total		2,080						2,080
Transition Energies | RECETOR WEST
Total		330						330
Transition Energies | SAN FRANCISCO
Total		100						100
Transition Energies | SAN ROQUE
Total		180						180
Transition Energies | SURIA
Total		250						250
Transition Energies | TELLO
Total		340						340
Transition Energies | TENAY
Total		470						470
Transition Energies | TESORO
Total		270						270
Transition Energies | TIBU
Total		220						220
Transition Energies | TISQUIRAMA
Total		160						160
Transition Energies | YAGUARA
Total		160						160
Transition Energies | YARIGUI-CANTAGALLO
Total		280						280
Transition Energies | Ballena
Total		3,330						3,330
Transition Energies | Cano Limon
Total		170						170
Transition Energies | Chucuhpa
Total		16,010						16,010
Transition Energies | Oripaya
Total		520						520
Transition Energies | Payoa
Total		840						840
Transition Energies | Salina
Total		$ 120						120
OBC
Total	20,680							20,680
OBC | OBC
Total	20,680							20,680
ODL
Total	60,840							60,840
ODL | ODL
Total	68,140							68,140
ODC
Total	68,140							68,140
ODC | ODC
Total	60,840							60,840
OCENSA
Total	423,960					3,000		426,960
OCENSA | OCENSA
Total	423,960					3,000		426,960
CENIT
Total	271,220					1,370		272,590
CENIT | CENIT
Total	271,220					$ 1,370		272,590
Ecopetrol S.A.
Total	102,670		$ 1,846,910					1,949,580
Ecopetrol Trading Asia
Total	$ 9,540							$ 9,540